Securities - Additional Information (Detail) - CAD ($) $ in Millions	Jan. 31, 2021	Oct. 31, 2020	Jan. 31, 2020
Disclosure of financial assets [line items]
Fair value through profit or loss ("FVTPL") securities	$ 13,939	$ 13,568	$ 13,790
Amortized cost	48,708	48,466	30,739
FVOCI Securities	70,574	73,407	$ 68,407
Debt securities [member]
Disclosure of financial assets [line items]
Allowance for credit losses of amortized cost	1	1
Allowance for credit losses of FVOCI securities	3	4
Mandatorily measured at fair value [member]
Disclosure of financial assets [line items]
Fair value through profit or loss ("FVTPL") securities	2,432	2,420
Related to securities held by insurance subsidiaries [member]
Disclosure of financial assets [line items]
Fair value through profit or loss ("FVTPL") securities	$ 11,507	$ 11,148